Impairment testing of intangible assets with indefinite useful lives	12 Months Ended
Dec. 31, 2024
Impairment testing of intangible assets with indefinite useful lives.
Impairment testing of intangible assets with indefinite useful lives

16.Impairment testing of intangible assets with indefinite useful lives

Brands and other intangible assets with indefinite useful lives as well as the goodwill arising on acquisition were subject to annual impairment testing. As described in Note 3.6, 3.7 and 3.9, these assets are generally valued on the basis of the present value of forecast cash flows determined in the context of multi-year business plans drawn up each fiscal year.

The discounted cash flow is based on a 10-year cash flow model. The Group uses a 10-year rather than a 5-year model as this accords with the Group’s long-term planning and business acquisition valuation methodology. The key judgments, estimates and assumptions used in the discounted cash flow calculations are generally as follows:

●	In the first one or two years of the model, free cash flows are based on the Group’s strategic plan as approved by key management. The Group’s strategic plan is prepared per cash-generating unit and is based on external sources in respect of macro-economic assumptions, industry, inflation and foreign exchange rates, past experience and identified initiatives in terms of market share, revenue, cost, capital expenditure and working capital assumptions;
●	For the subsequent years of the model, data from the strategic plan is extrapolated generally using simplified assumptions such as macro-economic and industry assumptions as obtained from external sources;
●	Cash flows after the first ten-year period are extrapolated generally using expected annual long-term GDP growth rates, based on external sources, in order to calculate the terminal value, considering sensitivities on this metric; and
●	Projections are discounted at the unit’s post-tax weighted average cost of capital (“WACC”). The WACC was calculated for each CGU subject to impairment, considering the parameters specific to the geographical area, market risk premium and sovereign bond yield.

Although the Group believes that its judgments, assumptions and estimates are appropriate, actual results may differ from these estimates under different assumptions or market or macro-economic conditions.

The Group performed its annual goodwill and indefinite-lived intangible asset impairment analysis for all the reporting units. The Group concluded that the recoverable amount of the Lanvin brand did not exceed its related carrying amounts and recorded impairment charge amounted to €31,208 thousand.

The Group cannot predict whether an event that triggers impairment will occur, when it will occur or how it will affect the value of the asset reported.

The Group believes that all of its estimates are reasonable: they are consistent with the Group’s internal reporting and reflect management’s best estimates. However, inherent uncertainties exist that management may not be able to control. As of December 31, 2024, the intangible assets with indefinite useful lives that are the most significant in terms of their carrying amounts and the criteria used for impairment testing are as follows:

	At December 31, 2024
					Long-term
				WACC	growth
(Euro thousands)	Goodwill	Brands	Total	(bps)	rate (bps)
Lanvin	14,723	100,906	115,629	1,337	184
Wolford	11,701	37,856	49,557	1,292	308
St. John	11,691	30,271	41,962	1,457	288
Sergio Rossi	—	3,301	3,301	1,812	196
Total	38,115	172,334	210,449

	At December 31, 2023
					Long-term
				WACC	growth
(Euro thousands)	Goodwill	Brands	Total	(bps)	rate (bps)
Lanvin	45,931	100,906	146,837	1,384	168
Wolford	11,701	37,856	49,557	1,400	296
St. John	11,691	30,271	41,962	1,431	275
Sergio Rossi	—	3,301	3,301	1,869	188
Total	69,323	172,334	241,657

As of December 31, 2024, the sensitivity analysis for impairment testing was ran for key assumptions including the weighted average cost of capital and the long-term growth rate.

For Lanvin brand which was subject to an impairment loss in 2024, an adverse change of 10bps in WACC or long-term growth rate would result €3,946 thousand or €1,288 thousand additional impairment.

While for the other brands, the adverse change of 10bps in WACC or long-term growth rate would not cause a cash generating unit’s carrying amount to exceed its recoverable amount.